Film Costs - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Film and Television Costs Disclosure [Line Items]
Unamortized costs of released films	87.00%
Completed film costs expected to be amortized during the next twelve months	¥ 67
Accrued participation liabilities expected to be paid in next twelve months	¥ 104
Amortization for released films	3 years